Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Number of Shares	Ordinary Shares	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balance at Jun. 30, 2023			$ 54	$ 147,005,748	$ 664,100	$ (3,632,766)	$ (7,109,254)	$ 880,724	$ 137,808,606
Balance (in Shares) at Jun. 30, 2023	[1]	44
Income for the year						(19,387,129)		(80,923)	(19,468,052)
Foreign currency translation adjustment							(58,945)	(3,932)	(62,877)
Reverse stock split			(1)	1
Reverse stock split (in Shares)		(1)
Shares issued to investors			1,615	35,731,945					35,733,560
Shares issued to investors (in Shares)		1,292
Shares issued under equity incentive plan			222	3,690,638					3,690,860
Shares issued under equity incentive plan (in Shares)		178
Shares issued for conversion of convertible notes			154	5,455,525					5,455,679
Shares issued for conversion of convertible notes (in Shares)		122
Balance at Jun. 30, 2024			2,044	191,883,857	664,100	(23,019,895)	(7,168,199)	795,869	163,157,776
Balance (in Shares) at Jun. 30, 2024	[2]	1,635
Income for the year						(979,240)		(2,162,665)	(3,141,905)
Foreign currency translation adjustment							(829,191)	(291,471)	(1,120,662)
Reverse stock split			146	(146)
Reverse stock split (in Shares)		119
Shares issued to investors			181,500	104,291,837				3,591,815	108,065,152
Shares issued to investors (in Shares)		145,200
Shares issued under equity incentive plan			16,500	851,400					867,900
Shares issued under equity incentive plan (in Shares)		13,200
Balance at Jun. 30, 2025			200,190	297,026,948	664,100	(23,999,135)	(7,997,390)	1,933,548	267,828,261
Balance (in Shares) at Jun. 30, 2025	[3]	160,154
Income for the year						1,375,015		194,822	1,569,837
Foreign currency translation adjustment							13,178,343	85,710	13,264,053
Reverse stock split			73	(73)
Reverse stock split (in Shares)		56
Shares issued to investors			3,800,000	46,794,693				(41,393)	50,553,300
Shares issued to investors (in Shares)		3,040,000
Balance at Jun. 30, 2026			$ 4,000,263	$ 343,821,568	$ 664,100	$ (22,624,120)	$ 5,180,953	$ 2,172,687	$ 333,215,451
Balance (in Shares) at Jun. 30, 2026		3,200,210

[1]	Retrospectively restated for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026, and capital reduction on March 6, 2025.
[2]	Retrospectively restated for effect of reverse stock splits on September 24, 2024, May 30, 2025 and March 30, 2026, and capital reduction on March 6, 2025.
[3]	Retrospectively restated for effect of reverse stock split on March 30, 2026.